FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Additional Information (Details) - Other financial assets - USD ($) $ in Millions	Oct. 01, 2025	Apr. 01, 2025
Level 1 | Versamet
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of level 3 of fair value hierarchy, assets		$ 32.3
Level 3 | Bear Creek
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	$ 38.6